Home Office: Cincinnati, Ohio

Fixed Administrative Office: P.O. Box 5420, Cincinnati, Ohio 45201-5420

Variable Administrative Office: P.O. Box 5423, Cincinnati, Ohio 45201-5423

June 5, 2026

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B
The Commodore Spirit® Variable Annuity
File Nos. 333-19725 and 811-08017

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the Registrant) and Annuity Investors Life Insurance Company (the Insurance Company), certify that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or amendment, and (2) the text of the most recent Registration Statement or amendment has been filed with Commission electronically.

Please address any questions or comments to the undersigned at (513) 361-9401.

Very truly yours,

Annuity Investors Life Insurance Company

/s/ John Domaschko

John Domaschko
Head of Securities Law